Business and asset acquisitions - Sonora Agropecuaria, S.A. de C.V (Details) - MXN ($) $ in Thousands		12 Months Ended
	Jun. 26, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Business And Asset Acquisitions [Line Items]
Bargain purchase gain (note 30)		$ 0	$ 90,889	$ 0
Sonora Agropecuaria, S.A. de C.V.
Disclosure Of Business And Asset Acquisitions [Line Items]
Current assets, other than inventories	$ 349,834
Inventories	123,959
Property, plant and equipment	383,680
Total assets	857,473
Current liabilities	(263,365)
Deferred income tax	(35,916)
Acquired net identifiable assets, net	558,192
Controlling interest	305,889
Non-controlling interest	252,303
Consideration paid	215,000
Bargain purchase gain (note 30)	$ 90,889